State Street Loomis Sayles Opportunistic Bond ETF Expense Example - State Street Loomis Sayles Opportunistic Bond ETF - State Street Loomis Sayles Opportunistic Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689